RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)			12 Months Ended
	Dec. 20, 2024	Jan. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 07, 2022
RELATED PARTY TRANSACTIONS AND BALANCES (Details) [Line Items]
Amount of loans	$ 5,000,000
Interest rate	0.10%
Debt term	3 years
Repayments to related parties			$ 2,213,602	$ 8,021,693	$ 3,160,000
Hong Kong Kisen Member
RELATED PARTY TRANSACTIONS AND BALANCES (Details) [Line Items]
Amount of loans		$ 20,000,000	604,943	962,000	4,384,975	$ 10,000,000
Interest rate		0.10%				0.10%
Debt term		1 year
Repayments to related parties			2,209,100	8,021,693	3,160,000
Generating interest expense			$ 340	$ 9,565	$ 9,316